Revenue Recognition	6 Months Ended
Aug. 04, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition

3. Revenue Recognition

At the beginning of fiscal year 2018, the Company adopted the provisions of ASC No. 606, Revenue from Contracts with Customers, and related amendments (“ASC 606”) using the modified retrospective adoption method. The following describes the changes to the Company’s accounting policies due to the adoption of ASC 606:

Revenue Recognition

The Company uses the five-step model to recognize revenue:

1)	Identify the contract with the customer

2)	Identity the performance obligation(s)

3)	Determine the transaction price

4)	Allocate the transaction price to each performance obligation if multiple obligations exist

5)	Recognize the revenue as the performance obligations are satisfied

Performance Obligations

The Company identifies each distinct performance obligation to transfer goods (or bundle of goods) or services. The Company recognizes revenue when (or as) it satisfies a performance obligation by transferring control of the goods or services to the customer.

Merchandise sales – The Company recognizes sale of merchandise at clubs and gas stations at the point of sale when the customer takes possession of the goods and tenders payment. At point of sale, the performance obligation is satisfied because control of the merchandise transfers to the customer. Sales of merchandise at the Company’s clubs and gas stations, excluding sales taxes, represent approximately 98% of the Company’s net sales and approximately 95% of the Company’s total revenues. Sales taxes are recorded as a liability at the point of sale. Revenue is recorded at the point of sale based on the transaction price on the merchandise tag, net of any applicable discounts, sales taxes and expected refund. For e-commerce sales, the Company recognizes sales when control of the merchandise is transferred to the customer, which is typically at the shipping point.

BJ’s Perks Rewards – The Company has a customer loyalty program called the BJ’s Perks Rewards® Program for which the Company offers points based on dollars spent by the customer. The Company also has a co-branded credit card program which provides members additional reward dollars for certain purchases. The Company’s BJ’s Perks Rewards® members earn 2% cash back, up to a maximum of $500 per year, on all qualified purchases made at BJ’s. The Company’s My BJ’s Perks Mastercard holders earn 3% or 5% cash back on all qualified purchases made at BJ’s and 1% or 2% cash back on purchases made with the card outside of BJ’s. Cash back is in the form of electronic awards issued in $20 increments that may be used online or in-club at the register and expire six months from the date issued.

Earned rewards may be redeemed on future purchases made at the Company. The Company recognizes revenue for earned rewards when customers redeem such rewards as part of a purchase at one of the Company’s clubs or the Company’s website. The Company accounts for these transactions as multiple element arrangements and allocates the transaction price to separate performance obligations using their relative fair values. The Company includes the fair value of reward dollars earned in deferred revenue at the time the reward dollars are earned.

Royalty revenue received in connection with the co-brand credit card program is variable consideration and is considered constrained until the card holder makes a purchase.

The Company’s total deferred revenue related to the outstanding BJ’s Perks Rewards® was $12.9 million at August 4, 2018. The timing of revenue recognition of these reward dollars is driven by actual customer activities, such as redemptions and expirations. The Company recognized $22.0 million of royalty revenue in the first half of 2018. The Company expects to recognize $8.9 million of the deferred revenue at August 4, 2018 in fiscal year 2018, and the remainder will be recognized in the years thereafter.

Membership – The Company charges a membership fee to its customers. That fee allows customers to shop in the Company’s clubs, shop on the Company’s website and purchase gas at the Company’s gas stations for the duration of the membership, which is 12 months. Because the Company has the obligation to provide access to its clubs, website and gas stations for the duration of the membership term, the Company recognizes membership fees on a straight-line basis over the life of the membership. The Company’s deferred revenue related to membership fees was $129.9 million at August 4, 2018.

Gift Card Programs – The Company sells gift cards that allow the customer to redeem the card for future purchases equal to the amount of the original purchase price of the gift card. Revenue from gift card sales is recognized upon redemption of the gift card because the Company’s performance obligation to redeem the gift card for merchandise is satisfied when the gift card is redeemed. Historically, the Company has recognized breakage under the remote model, which recognizes breakage income when the likelihood of the customer exercising its remaining rights becomes remote. Under the new guidance the Company recognizes breakage in proportion to its rate of gift card redemptions. This change in breakage recognition model resulted in a $1.8 million increase to accumulated deficit upon adoption and had an immaterial impact on the Company’s results of operations for the twenty-six weeks ended August 4, 2018. Deferred revenue related to gift cards was $8.8 million immediately after the adoption and $9.5 million at August 4, 2018. The Company recognized $21.4 million of revenue from gift card redemptions in the first half of 2018 and expects to recognize approximately $9.0 million of the second quarter deferral in fiscal year 2018.

Determine the Transaction Price

The transaction price is the amount of consideration the Company expects to receive under the arrangement. The Company is required to estimate variable consideration (if any) and to factor that estimate into the determination of the transaction price. The Company may offer sales incentives to customers, including discounts. For retail transactions, the Company has significant experience with return patterns and relies on this experience to estimate expected returns when determining the transaction price.

Returns and Refunds – The Company’s products are generally sold with a right of return and may provide other credits or incentives, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Company records an allowance for returns based on current period revenues and historical returns experience. The Company analyzes actual historical returns, current economic trends and changes in sales volume and acceptance of the Company’s products when evaluating the adequacy of the sales returns allowance in any accounting period.

Customer Discounts – Discounts given to customers are usually in the form of coupons and instant markdowns are recognized as redeemed and recorded in contra revenue accounts, as they are part of the transaction price of the merchandise sale. Manufacturer coupons that are available for redemption at all retailers are not reduced from the sale price of merchandise.

Agent Relationships

Ancillary Business Revenue – The Company enters into certain agreements with service providers that offer goods and services to the Company’s members. These service providers sell goods and services including home improvement services, vision care and cell phones to the Company’s customers. In exchange, the Company receives payments in the form of commissions and other fees. The Company evaluates the criteria outlined in ASC 606-10-55, Principal versus Agent Considerations, in determining whether it is appropriate in these arrangements to record the gross amount of merchandise sales and related costs, or the net amount earned as commissions. When the Company is considered the principal in a transaction, revenue is recorded gross; otherwise, revenue is recorded on a net basis. The majority of the Company’s ancillary business revenue is recorded on a net basis. Commissions received from these service providers are considered variable consideration and are constrained until the third-party customer makes a purchase from one of the service providers.

Significant Judgments

Standalone Selling Prices – For arrangements that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation on a relative standalone selling price basis.

Costs Incurred to Obtain a Contract – Incremental costs to obtain contracts are not material to the Company.

Policy Elections

In addition to those previously disclosed, the Company has made the following accounting policy elections and practical expedients:

Portfolio Approach – The Company uses the portfolio approach when multiple contracts or performance obligations are involved in the determination of revenue recognition.

Taxes – The Company excludes from the transaction price any taxes collected from customers that are remitted to taxing authorities.

Shipping and Handling Charges – Charges that are incurred before and after the customer obtains control of goods are deemed to be fulfillment costs.

Time Value of Money – The Company’s payment terms are less than one year from the transfer of goods. Therefore, the Company does not adjust promised amounts of consideration for the effects of the time value of money.

Disclosure of Remaining Performance Obligations – The Company does not disclose the aggregate amount of the transaction price allocated to remaining performance obligations for contracts that are one year or less in term. Additionally, the Company does not disclose the aggregate amount of the transaction price allocated to remaining performance obligations when the transaction price is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a good or service that forms part of a series of distinct goods or services.

Disaggregation of Revenue

The Company’s club retail operations, which represent substantially all of the consolidated total revenues, are the Company’s only reportable segment. All of the Company’s identifiable assets are located in the United States. The Company does not have significant sales outside the United States, nor does any customer represent more than 10% of total revenues for any period presented.

The following table summarizes the Company’s percentage of sales disaggregated by category for the thirteen and twenty-six weeks ended August 4, 2018:

Edible Grocery	23%
Perishables	29%
Non-Edible Grocery	21%
General Merchandise	13%
Gasoline and Other Ancillary Services	14%